Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Ozon Holdings PLC
Entity Central Index Key	0001822829
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	216,413,733
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	CY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Auditor Name	JSC KPMG
Auditor Firm ID	3055
Auditor Location	Moscow, Russia
Entity Address, Address Line One	Arch. Makariou III, 2-4
Entity Address, Address Line Two	Capital Center, 9th floor
Entity Address, City or Town	Nicosia
Entity Address, Postal Zip Code	1065
Entity Incorporation, State or Country Code	G4
Entity File Number	001-39713
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Class A Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CY
Entity Address, Address Line One	Arch. Makariou III, 2-4
Entity Address, Address Line Two	Capital Center, 9th floor
Entity Address, City or Town	Nicosia
Entity Address, Postal Zip Code	1065
City Area Code	357
Local Phone Number	22 360 000
Contact Personnel Name	Alexey Arkhipov
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	OZON
Security Exchange Name	NASDAQ
Ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true